Impact on Adoption of New IFRS - Summary of Cumulative Effect of Changes Made to Consolidated Statement of Financial Position for Adoption of IFRS 15 and IFRS 9 (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 85,444	$ 99,829	$ 99,829	$ 69,803	$ 41,854
Investments	67,913	120,960	120,960
Trade receivables, net	73,872	71,462	71,388
Unbilled revenue	66,752	61,721	61,721
Funds held for clients	7,063	10,066	10,066
Derivative assets	13,394	11,738	11,738
Prepayments and other current assets	16,783	26,367	24,847
Total current assets	335,411	402,143	400,549
Non-current assets:
Goodwill	130,811	135,186	135,186
Intangible assets	80,188	89,652	89,652
Property and equipment	60,998	60,606	60,606
Derivative assets	5,687	3,245	3,245
Deferred tax assets	23,772	25,619	27,395
Investments	82,487	542	542
Other non-currentassets	44,239	48,165	42,388
Total non-current assets	450,219	363,015	359,014
TOTAL ASSETS	785,630	765,158	759,563	704,123
Current liabilities:
Trade payables	17,831	19,703	19,703
Provisions and accrued expenses	27,619	28,826	28,826
Derivative liabilities	2,096	6,466	6,466
Pension and other employee obligations	68,121	64,617	64,617
Current portion of long- term debt	27,969	27,740	27,740
Contract liabilities	5,427	2,935	2,908
Current taxes payable	2,603	1,262	1,262
Other liabilities	10,294	15,739	15,739
Total current liabilities	161,960	167,288	167,261
Non-currentliabilities:
Derivative liabilities	307	2,289	2,289
Pension and other employee obligations	11,248	9,621	9,621
Long- term debt	33,422	61,391	61,391
Contract liabilities	6,609	608	571
Other non-currentliabilities	8,959	11,662	11,662
Deferred tax liabilities	10,706	11,816	11,812
Total non-currentliabilities	71,251	97,387	97,346
TOTAL LIABILITIES	233,211	264,675	264,607	289,057
Shareholders' equity:
Share capital	8,056	8,533	8,533
Share premium	269,529	371,764	371,764
Retained earnings	478,145	372,712	364,424
Other components of equity	(146,894)	(118,295)	(115,534)
Less: shares, held in treasury, at cost	(56,417)	(134,231)	(134,231)
Total shareholders' equity	552,419	500,483	494,956	$ 415,066	$ 408,189
TOTAL LIABILITIES AND EQUITY	$ 785,630	$ 765,158	759,563
Transition adjustments on adoption of IFRS 15 [member]
Current assets:
Prepayments and other current assets			1,520
Total current assets			1,520
Non-current assets:
Deferred tax assets			(1,803)
Other non-currentassets			5,861
Total non-current assets			4,058
TOTAL ASSETS			5,578
Current liabilities:
Contract liabilities			27
Total current liabilities			27
Non-currentliabilities:
Contract liabilities			37
Deferred tax liabilities			3
Total non-currentliabilities			40
TOTAL LIABILITIES			67
Shareholders' equity:
Retained earnings			5,511
Total shareholders' equity			5,511
TOTAL LIABILITIES AND EQUITY			5,578
Transition adjustments on adoption of IFRS9 [member]
Current assets:
Trade receivables, net			74
Total current assets			74
Non-current assets:
Deferred tax assets			27
Other non-currentassets			(84)
Total non-current assets			(57)
TOTAL ASSETS			17
Non-currentliabilities:
Deferred tax liabilities			1
Total non-currentliabilities			1
TOTAL LIABILITIES			1
Shareholders' equity:
Retained earnings			2,777
Other components of equity			(2,761)
Total shareholders' equity			16
TOTAL LIABILITIES AND EQUITY			$ 17